Derivative Liability (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Notes to Financial Statements
Change in Fair Value of Derivative Liability	$ 77,540	$ 108,440